Subsequent Events - Additional Information (Detail) - Mar. 15, 2022 - Subsequent Event [Member]	$ / shares	¥ / shares
Subsequent Event [Line Items]
Dividend , per share | (per share)	$ 0.205	¥ 1.31
Dividends Payable, date to be paid	May 06, 2022
Dividends Payable, date of record	Apr. 13, 2022